Segment Reporting - Income (Loss) From Unconsolidated Real Estate Entities Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Segment Reporting [Abstract]
Segment income from unconsolidated entities	$ 5,255		$ 16,716
Depreciation and amortization attributable to unconsolidated entities	(5,073)		(15,030)
Income (loss) from unconsolidated real estate entities	$ 182	$ 35	$ 1,686	$ 35